Shareholder Report, Holdings (Details)	Jun. 30, 2024
IMS Capital Value Fund (Institutional Class Shares) | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%
IMS Capital Value Fund (Institutional Class Shares) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
IMS Capital Value Fund (Institutional Class Shares) | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
IMS Capital Value Fund (Institutional Class Shares) | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
IMS Capital Value Fund (Institutional Class Shares) | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%
IMS Capital Value Fund (Institutional Class Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
IMS Capital Value Fund (Institutional Class Shares) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
IMS Capital Value Fund (Institutional Class Shares) | Boeing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
IMS Capital Value Fund (Institutional Class Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
IMS Capital Value Fund (Institutional Class Shares) | Starbucks Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
IMS Capital Value Fund (Institutional Class Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	29.18%
IMS Capital Value Fund (Institutional Class Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.35%
IMS Capital Value Fund (Institutional Class Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	18.23%
IMS Capital Value Fund (Institutional Class Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.71%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
IMS Capital Value Fund (Institutional Class Shares) | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.56%
IMS Capital Value Fund (Institutional Class Shares) | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	2.21%
IMS Capital Value Fund (Institutional Class Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.73%
IMS Strategic Income Fund (Institutional Class Shares) | U.S. Treasury Bond (Government Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
IMS Strategic Income Fund (Institutional Class Shares) | Ford Motor Co. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
IMS Strategic Income Fund (Institutional Class Shares) | Staples, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
IMS Strategic Income Fund (Institutional Class Shares) | Bank of Montreal (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
IMS Strategic Income Fund (Institutional Class Shares) | Royal Caribbean Cruises Ltd. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
IMS Strategic Income Fund (Institutional Class Shares) | Navient Corp. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
IMS Strategic Income Fund (Institutional Class Shares) | Service Properties Trust (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
IMS Strategic Income Fund (Institutional Class Shares) | Societe Generale SA (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
IMS Strategic Income Fund (Institutional Class Shares) | Mattel, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
IMS Strategic Income Fund (Institutional Class Shares) | Nordstrom, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
IMS Strategic Income Fund (Institutional Class Shares) | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	14.73%
IMS Strategic Income Fund (Institutional Class Shares) | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.78%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	14.39%